Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator
Net loss	$ (74,815)	$ (33,264)
Net loss attributable to ordinary shareholders—basic and diluted	$ (74,815)	$ (33,264)
Denominator
Weighted average ordinary shares outstanding—basic and diluted	35,668,423	9,472,577
Net loss per share—basic and diluted	$ (2.10)	$ (3.51)